Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses

Note 3 – Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following as of:

	September 30, 2025	December 31, 2024
Accounts payable	$14,409	$56,463
Accrued consulting and professional fees	59,500	-
Other accrued expenses	2,321	2,000
Total	$76,230	$58,463

Note 7 – Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following as of:

	December 31, 2024	December 31, 2023
Accounts payable	$69,188	$94,397
Other accrued expenses	12,890	58,026
Total	$82,078	$152,423